OTHER LIABILITIES - Disclosure of detailed information about other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Liabilities [Abstract]
Foreign exchange forward contracts designated as cash flow hedges	$ 0	$ 1
Current portion of deferred revenue	546	796
Other liabilities	301	0
Current portion of other liabilities	847	797
Non-current portion of deferred revenue	57	95
Other liabilities	$ 57	$ 95